14. Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Warrants

The Company has warrants outstanding to purchase up to 300,000 shares of our common stock at September 30, 2015 and December 31, 2014.

In connection with the sale of the Company’s newly designated Series A Convertible Preferred Stock in May 2014, Chardan Capital Markets LLC (“Chardan”) acted as sole placement agent in consideration for which Chardan received a cash fee of $535,000 and a warrant to purchase up to 300,000 shares of the Company’s common stock. These warrants vested immediately, have an exercise price of $2.00 per share, and have a five year term.

The following schedule summarizes the changes in the Company’s outstanding warrants during the nine months ended September 30, 2015:

	Warrants Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share
Balance at December 31, 2014	300,000	$2.00	4.37 years	–	$2.00
Warrants Granted	–
Warrants Exercised	–
Warrants Expired	–
Balance at September 30, 2015	300,000	$2.00	3.88 years	$0	$2.00

Exercisable December 31, 2014	300,000	$2.00	4.37 years	–	$2.00
Exercisable September 30, 2015	300,000	$2.00	3.88 years	$0	$2.00

The Company has warrants outstanding to purchase up to 300,000 and 0 shares of our common stock at December 31, 2014 and 2013, respectively.

In connection with the sale of the Company’s newly designated Series A Convertible Preferred Stock in May 2014, Chardan Capital Markets LLC (“Chardan”) acted as sole placement agent in consideration for which Chardan received a cash fee of $535,000 and a warrant to purchase up to 300,000 shares of the Company’s common stock. These warrants vested immediately, have an exercise price of $2.00 per share, and have a five year term.

The following schedule summarizes the changes in the Company’s outstanding warrants during the twelve months ended December 31, 2014:

	Warrants Outstanding	Exercise	Weighted Average Remaining	Weighted Average Exercise
	Number of	Price	Contractual	Price
	Shares	per Share	Life	per Share

Balance at December 31, 2013	–	$–	–	$–
Warrants Granted	300,000	$2.00	4.37 years	$2.00
Warrants Exercised	–	$–	–	$–
Warrants Expired	–	$–	–	$–
Balance at December 31, 2014	300,000	$2.00	4.37 years	$2.00

Exercisable December 31, 2013	–	$–	–	$–
Exercisable December 31, 2014	300,000	$2.00	4.37 years	$2.00